1
Gabelli Media Mogul Fund
Schedule of Investments — December 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 93.6%
Content Creation and Aggregation  — 50.6%
16,600 Atlanta Braves Holdings Inc., Cl. C† .......... $ 657,028
4,500 comScore Inc.† ........................................ 75,150
59,000 Grupo Televisa SAB, ADR ......................... 197,060
15,000 Liberty Latin America Ltd., Cl. C† .............. 110,100
4,500 Liberty Media Corp.-Liberty Formula One,
Cl. A† ................................................... 260,910
7,300 Liberty Media Corp.-Liberty SiriusXM† ...... 210,094
1,150 Live Nation Entertainment Inc.† ................ 107,640
1,400 Madison Square Garden Entertainment
Corp.† .................................................. 44,506
1,000 Madison Square Garden Sports Corp.† ..... 181,830
7,500 Paramount Global, Cl. B ............................ 110,925
4,000 Sirius XM Holdings Inc. ............................ 21,880
3,500 Sphere Entertainment Co.† ....................... 118,860
2,095,983
Digital Marketing and Retail  — 4.6%
60,000 Liberty TripAdvisor Holdings Inc., Cl. A† ... 51,000
160,000 Qurate Retail Inc., Cl. A† ........................... 140,080
191,080
Diversified Consumer Services  — 4.3%
110 Cie de L'Odet SE ....................................... 176,566
Entertainment  — 10.0%
2,900 Liberty Media Corp.-Liberty Live, Cl. C† .... 108,431
2,000 Vivendi SE, ADR ....................................... 21,292
25,000 Warner Bros Discovery Inc.† .................... 284,500
414,223
Telecommunication Services  — 2.0%
8,000 Telesat Corp.† .......................................... 83,440
Telecommunications  — 11.0%
4,000 Comcast Corp., Cl. A ................................ 175,400
5,000 GCI Liberty Inc., Escrow† ......................... 0
15,000 Liberty Global Ltd., Cl. C† ......................... 279,600
455,000
Television and Broadband Services  — 7.6%
250 Charter Communications Inc., Cl. A† ......... 97,170
3,500 EchoStar Corp., Cl. A† .............................. 57,995
2,000 Liberty Broadband Corp., Cl. C† ................ 161,180
316,345
Wireless Telecommunication Services  — 3.5%
900 T-Mobile US Inc. ...................................... 144,297
TOTAL COMMON STOCKS .................. 3,876,934
Shares
Market
Value
PREFERRED STOCKS  — 2.4%
Digital Marketing and Retail  — 1.3%
1,500 Qurate Retail Inc., 8.000%, 03/15/31 ........ $ 53,940
Television and Broadband Services  — 1.1%
2,000 Liberty Broadband Corp., Ser. A, 7.000% .. 44,100
TOTAL PREFERRED STOCKS ............... 98,040
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 4.0%
$ 170,000 U.S. Treasury Bill,
5.284%††, 03/14/24 ............................. 168,237
TOTAL INVESTMENTS — 100.0%
(Cost $3,971,049) ................................. $ 4,143,211
† Non-income producing security.
†† Represents annualized yield at date of purchase.
ADR American Depositary Receipt